CONSOLIDATED STOCKHOLDERS EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital [Member]	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, as of at Dec. 31, 2008		$ 223,101	$ 283,526,241	$ 34,910,189	$ (812,206)	$ 317,847,325
Balance, as of at Dec. 31, 2008		22,310,110
Stock Granted During Period, Value, Share-based Compensation			573,855			573,855
Dividends, Common Stock				(4,183,146)		(4,183,146)
Profit Loss	(13,311,885)
Other Comprehensive Income (Loss), Net of Tax	(124,218)
Balance, at Dec. 31, 2009		223,101	284,100,096	17,415,158	(936,424)	300,801,931
Balance, as of at Dec. 31, 2009		22,310,110
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures		(7)	154,449			154,442
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		(667)
Stock Repurchased During Period, Value		(12,052)	(6,268,275)			(6,280,327)
Stock Repurchased During Period, Shares		(1,205,229)
Profit Loss	11,093,191
Other Comprehensive Income (Loss), Net of Tax	481,515
Balance, at Dec. 31, 2010		211,042	277,986,270	28,508,349	(454,909)	306,250,752
Balance, at Dec. 31, 2010		21,104,214
Stock Granted During Period, Value, Share-based Compensation			4,071			4,071
Stock Repurchased During Period, Value		(5,516)	(2,228,698)			(2,234,214)
Stock Repurchased During Period, Shares		(551,646)
Profit Loss	8,549,791
Other Comprehensive Income (Loss), Net of Tax	527,627
Balance, at Dec. 31, 2011		$ 205,526	$ 275,761,643	$ 37,058,140	$ 72,718	$ 313,098,027
Balance, at Dec. 31, 2011		20,552,568